Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Restricted shares
Share-Based Compensation
Schedule of non-vested restricted share activity

	Number of Non- vested Shares	Grant date Weighted Average Fair Value

Outstanding as of December 31, 2010	1,031,528	US$5.00
Granted	20,000	US$5.95
Vested	(525,764)	US$5.02
Forfeited	(2,448)	US$4.96
Outstanding as of December 31, 2011	523,316	US$5.02
Vested	(523,316)	US$5.02
Outstanding as of December 31, 2012 and 2013	—	—

Schedule of compensation cost recognized

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$

Cost of revenues	1,047	50	—	—
Selling expenses	612	29	—	—
General and administrative expenses	14,606	787	—	—
Research and development expenses	192	9	—	—
Total compensation cost recognized for restricted shares	16,457	875	—	—

Stock options
Share-Based Compensation
Summary of stock options activity

	Number of Stock options	Weighted Average exercise price		Weighted Average remaining contractual term	Aggregate intrinsic Value

Outstanding as of December 31, 2010	4,812,887	US$	10.58
Granted	4,030,306	5.19
Exercised	(25,250)	(3.66)			US$	4
Forfeited or cancelled	(2,993,837)	(14.95)
Outstanding as of December 31, 2011	5,824,106	US$	4.63
Granted	—	—
Exercised	—	—
Forfeited or cancelled	(474,164)	5.46
Outstandingas of December 31, 2012	5,349,942	US$	4.55
Granted	—	—
Exercised	(178,750)	(3.65)			US$	638
Forfeited or cancelled	(1,625)	(8.31)
Outstanding as of December 31, 2013	5,169,567	US$	4.58	5.21 years	US$	8,218
Vested and expected to vest as of December 31, 2013	5,169,567	US$	4.58	5.21 years	US$	8,218
Exercisable as of December 31, 2013	3,980,812	US$	3.33	5.13 years	US$	7,200

Schedule of weighted average assumptions used to estimate the grant date fair value of stock options

There was no option granted during the years ended December 31, 2012 and 2013.

Year ended December 31, 2011

Expected volatility	94%
Expected dividends yield	0%
Expected term	6.07 years
Risk-free interest rate (per annum)	1.74%
Estimated fair value of underlying ordinary shares (per share)	US$6.72

Schedule of compensation cost recognized

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$

Cost of revenues	5,128	5,417	3,314	547
Selling expenses	9,212	4,551	2,582	427
General and administrative expenses	39,104	20,179	6,949	1,148
Research and development expenses	3,957	4,481	3,040	502
Total compensation cost recognized for stock options	57,401	34,628	15,885	2,624